Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Leases
2023	$ 2,870
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,347
Finance lease obligations	57,107	$ 59,930
Amounts representing interest and deferred finance fees	(12,509)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	$ 44,598	$ 45,500